Related party transactions (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended									12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Ship Finance [Member] USD ($)	Dec. 31, 2010 Ship Finance [Member] VIEs, SFL Deepwater Ltd and SFL Polaris Ltd	Dec. 31, 2012 Ship Finance [Member] VIEs, SFL Deepwater Ltd and SFL Polaris Ltd USD ($)	Dec. 31, 2010 Ship Finance [Member] SFL Deepwater Ltd [Member] USD ($)	Dec. 31, 2012 Ship Finance [Member] SFL Deepwater Ltd [Member] West Hercules [Member] USD ($)	Dec. 31, 2012 Ship Finance [Member] SFL Deepwater Ltd [Member] West Taurus [Member] USD ($)	Dec. 31, 2010 Ship Finance [Member] SFL Polaris Limited [Member] USD ($)	Dec. 31, 2012 Ship Finance [Member] SFL Polaris Limited [Member] West Polaris [Member] USD ($)	Jun. 24, 2011 Ship Finance [Member] Rig Finance II Ltd [Member] USD ($)	Dec. 31, 2012 AOD [Member]	Jul. 31, 2012 AOD [Member] USD ($) Rig	Jul. 31, 2011 AOD [Member] Rig	Dec. 31, 2012 Metrogas [Member] USD ($)	Dec. 31, 2012 Metrogas [Member] NOK	Dec. 21, 2012 Metrogas [Member] USD ($)	Jun. 30, 2012 Metrogas [Member] USD ($)	Jun. 30, 2012 Metrogas [Member] NOK	Mar. 31, 2012 Metrogas [Member] USD ($)	Dec. 31, 2012 Frontline [Member] USD ($)	Dec. 31, 2011 Frontline [Member] USD ($)	Dec. 31, 2010 Frontline [Member] USD ($)	Dec. 31, 2012 Archer [Member] USD ($)	Jun. 30, 2012 Archer [Member] USD ($)
Related Party Transaction [Line Items]
Lease costs on units leased back from related party				$ 303				$ 75	$ 114		$ 114
Short term loan obtained by entity	131	19															140	93	50		84
Proceeds from sale of unsecured bond																500
Accrued interest on sale of unsecured bond																9
Net proceeds	1,013	0	0													415
Loan to related party																									55	20
Acquisition price of entity purchased from related party												47
Cost of allocated shares of equity method investee														54
Percentage of equity method investment ownership (in hundredths)													66.16%		33.75%
Number of MOD-V B Class jack-up rigs ordered for equity method investee														2
Number of similar units for which equity method investee has additional option agreements for construction															2
Additional shares acquired (in shares)													26,463,050
Payments of dividends to related party							290			145
Interest rate on related party debt (in hundredths)					4.50%											7.75%
Long-term debt due to related parties	935	435				435										352	2,100			1,200
Management support and administrative services fees paid to related party																						$ 2	$ 2	$ 1